UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Maryland Municipal Money Fund

Investor Class (TMDXX)

This semi-annual shareholder report contains important information about Maryland Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Money Fund - Investor Class	$21	0.41%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$113,186
Number of Portfolio Holdings	72
Table Summary

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	52.4%
Variable Rate Demand Notes	50.4
Non-Financial Company Commercial Paper	0.9
Short-Term and Other	-3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.5%
Maryland Dept. of Housing & Community Dev., Tender Option Bond Trust Receipts	5.4
Maryland HHEFA, Johns Hopkins Health System	4.7
Montgomery County	4.6
Maryland Economic Dev., Howard Hughes Medical Institute	4.6
Maryland HHEFA, Johns Hopkins Univ.	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Washington Suburban Sanitary Dist., Tender Option Bond Trust Receipts	4.5
Housing Opportunities Commission of Montgomery County, Tender Option Bond Trust Receipts	4.4
Maryland HHEFA, Pooled Loan Program	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202607-5737239

F138-053 10/26

Maryland Municipal Money Fund

Investor Class (TMDXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Maryland Municipal Money Fund

I Class (TWNXX)

This semi-annual shareholder report contains important information about Maryland Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Money Fund - I Class	$12	0.24%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$113,186
Number of Portfolio Holdings	72
Table Summary

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	52.4%
Variable Rate Demand Notes	50.4
Non-Financial Company Commercial Paper	0.9
Short-Term and Other	-3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.5%
Maryland Dept. of Housing & Community Dev., Tender Option Bond Trust Receipts	5.4
Maryland HHEFA, Johns Hopkins Health System	4.7
Montgomery County	4.6
Maryland Economic Dev., Howard Hughes Medical Institute	4.6
Maryland HHEFA, Johns Hopkins Univ.	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Washington Suburban Sanitary Dist., Tender Option Bond Trust Receipts	4.5
Housing Opportunities Commission of Montgomery County, Tender Option Bond Trust Receipts	4.4
Maryland HHEFA, Pooled Loan Program	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202607-5737239

F1099-053 10/26

Maryland Municipal Money Fund

I Class (TWNXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMDXX Maryland Municipal
Money Fund
TWNXX Maryland Municipal
Money Fund–
.
I Class
(Formerly T. Rowe Price Maryland Tax-Free
Money Fund)

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.01 0.02 0.03 0.03 0.01
(3)
—
(3) (4)
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.01 0.02 0.03 0.03 0.01 —
(4)
Distributions
Net investment
income (0.01) (0.02) (0.03) (0.03) (0.01) —
(4)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
1.01% 2.22% 2.79% 2.90% 1.11%
(3)
0.02%
(3)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.69%
(6)
0.74% 0.76% 0.73% 0.67% 0.67%
Net expenses
after waivers/
payments by
Price Associates 0.41%
(6)
0.41% 0.41% 0.42% 0.40%
(3)
0.07%
(3)
Net investment
income 2.00%
(6)
2.20% 2.75% 2.85% 1.07%
(3)
0.01%
(3)
Net assets, end
of period (in
thousands) $39,446 $26,870 $20,702 $20,380 $20,761 $32,173
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.01% and 0.35% of average net assets) for the years ended 2/28/23 and
2/28/22, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.01 0.02 0.03 0.03 0.01
(3)
—
(3) (4)
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.01 0.02 0.03 0.03 0.01 —
(4)
Distributions
Net investment
income (0.01) (0.02) (0.03) (0.03) (0.01) —
(4)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(5)
1.10% 2.39% 2.97% 3.07% 1.27%
(3)
0.02%
(3)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.50%
(6)
0.51% 0.50% 0.50% 0.46% 0.52%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(6)
0.24% 0.24% 0.25% 0.24%
(3)
0.07%
(3)
Net investment
income 2.18%
(6)
2.40% 2.94% 3.02% 1.31%
(3)
0.01%
(3)
Net assets, end
of period (in
thousands) $73,740 $77,725 $81,261 $73,601 $78,878 $60,978
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00% and 0.19% of average net assets) for the years ended 2/28/23 and
2/28/22, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Maryland Municipal Money Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 0.9%
Illinois Finance Authority, TECP, 2.50%, 10/6/26  1,000 1,000
Total Non-Financial Company Commercial Paper (Cost $1,000) 1,000
OTHER MUNICIPAL SECURITY 52.4%
Anne Arundel County, GO, 5.00%, 10/1/26  150 150
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/26  565 566
Anne Arundel County, Consolidated General Improvement
2019, GO, 5.00%, 10/1/26  305 306
Anne Arundel County, Consolidated General Improvement
2022, GO, 5.00%, 10/1/26  145 145
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/26  200 200
Anne Arundel County, Improvement, GO, 5.00%, 10/1/26  150 150
Anne Arundel County, Improvement, GO, 5.00%, 4/1/27  125 127
Baltimore County, COP, 5.00%, 3/1/27  160 162
Baltimore County, GO, 5.00%, 2/1/27  2,580 2,607
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 11/1/26  350 351
Baltimore County, Consolidated Public Improvement 2020,
GO, 5.00%, 3/1/27  110 111
Baltimore County, Consolidated Public Improvement 2026,
GO, 5.00%, 3/1/27  1,550 1,570
Carroll County, GO, 5.00%, 11/1/26  710 713
Carroll County 2021, GO, 5.00%, 11/1/26  110 110
Charles County, GO, 5.00%, 10/1/26  350 351
Charles County, Consolidated Public Improvement, GO,
5.00%, 10/1/26  530 531
Charles County, Public Improvement, GO, 5.00%, 10/1/26  115 115
Frederick City, Series C, GO, 5.00%, 3/1/27  925 936
Frederick City, Public Improvement 2018, GO, 5.00%, 12/1/26  335 337
Frederick City, Public Improvement 2023, GO, 5.00%, 12/1/26  110 111
Frederick County, Unrefunded Balance, Series A, GO, 5.00%,
2/1/27  1,765 1,783
Harford County, Consolidated Public Improvement, GO,
3.00%, 9/15/26  225 225
Harford County, Consolidated Public Improvement, GO,
5.00%, 9/15/26  100 100
Harford County, Consolidated Public Improvement, GO,
5.00%, 10/1/26  1,310 1,313

T. ROWE PRICE Maryland Municipal Money Fund

Par $ Value
(Amounts in 000s)
Housing Opportunities Commission of Montgomery County,
Tender Option Bond Trust Receipts, Series 2026-XX1457,
VRTR, 2.31%, 9/8/26 (1) 2,605 2,605
Housing Opportunities Commission of Montgomery County,
Tender Option Bond Trust Receipts, Series 2026-XX1490,
VRTR, 2.31%, 9/8/26 (1) 2,425 2,425
Howard County, Series A, GO, 5.00%, 2/15/27  235 238
Howard County, Series D, GO, 5.00%, 2/15/27  125 126
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/27  220 223
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2025-ZF3301, VRTR, 2.31%,
9/8/26 (1) 1,150 1,150
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2026-CF7092, VRTR, 2.31%,
9/8/26 (1) 650 650
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2026-XX1482, VRTR, 2.31%,
9/8/26 (1) 4,350 4,350
Maryland DOT, 4.00%, 9/1/26  200 200
Maryland DOT, 5.00%, 9/1/26  100 100
Maryland DOT, 5.00%, 10/1/26  250 251
Maryland DOT, 5.00%, 5/1/27  475 483
Maryland DOT, Series 2022A, 5.00%, 12/1/26  240 241
Maryland DOT, Series A, 5.00%, 10/1/26  135 135
Maryland DOT, Series C, 5.00%, 11/1/26  2,420 2,430
Maryland DOT 2021, Series B, 5.00%, 12/1/26  335 337
Maryland DOT 2022, Series 2022B, 5.00%, 12/1/26  100 101
Maryland DOT, Second Issue, 5.00%, 10/1/26  125 125
Maryland Stadium Auth., Tender Option Bond Trust Receipts,
Series 2025-ZF8101, VRTR, 2.31%, 9/8/26 (1) 3,800 3,800
Maryland, Tender Option Bond Trust Receipts, Series 2025-
CF7049, GO, VRTR, 2.31%, 9/8/26 (1) 400 400
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 2.53%, 12/1/26 (Tender)  9,600 9,600
New Mexico Mortgage Fin. Auth., Series G-3, VR, 3.00%,
12/1/26 (Tender)  540 540
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/26  955 956
Prince George's County, Tender Option Bond Trust Receipts,
Series 2025-CF7060, GO, VRTR, 2.31%, 9/8/26 (1) 4,000 4,000
Univ. System of Maryland, Series B, 5.00%, 4/1/27  905 918
Washington Metropolitan Area Transit Auth., Tender Option
Bond Trust Receipts, Series 2025-XF8058, VRTR, 2.31%,
9/8/26 (1) 4,650 4,650
Washington Suburban Sanitary Commission, 3.00%, 6/1/27  100 100

T. ROWE PRICE Maryland Municipal Money Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Dist., Tender Option Bond
Trust Receipts, Series 2026-CF7098, VRTR, 2.31%, 9/8/26 (1) 5,100 5,100
Total Other Municipal Security (Cost $59,304) 59,304
VARIABLE RATE DEMAND NOTES 50.4%
Howard County Housing Commission, Beech's Farm
Apartments, VRDN, 2.28%, 9/8/26  5,000 5,000
Maryland CDA, Multi-Family Dev. Revenue Bonds, Series E,
VRDN, 2.38%, 9/8/26  4,630 4,630
Maryland CDA, Multi-Family, Park View, Cantonsville ,
Series B, VRDN, 2.35%, 9/8/26 (2) 4,440 4,440
Maryland CDA, Residential, Series G, VRDN, 2.31%,
9/8/26 (2) 2,230 2,230
Maryland CDA, Residential, Series J, VRDN, 2.31%, 9/8/26 (2) 1,440 1,440
Maryland Economic Dev., Howard Hughes Medical Institute,
Series A, VRDN, 2.25%, 9/8/26  3,990 3,990
Maryland Economic Dev., Howard Hughes Medical Institute,
Series B, VRDN, 2.25%, 9/8/26  1,225 1,225
Maryland HHEFA, Johns Hopkins Health System, Series C,
VRDN, 2.18%, 9/8/26  5,275 5,275
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN,
2.30%, 9/8/26  5,175 5,175
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
2.25%, 9/8/26  5,030 5,030
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-2, VRDN, 2.28%, 9/8/26  2,000 2,000
Maryland HHEFA, Univ. of Maryland Medical System,
Series D, VRDN, 2.90%, 9/1/26  3,130 3,130
Massachusetts Dev. Fin. Agency, Mass General Brigham
Issue, Series G, VRDN, 2.90%, 9/1/26  1,000 1,000
Missouri HEFA, SSM Health, Series F, VRDN, 3.05%, 9/1/26  1,960 1,960
Montgomery County, Series E, GO, VRDN, 2.95%, 9/1/26  5,245 5,245
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 2.28%, 9/8/26  1,600 1,600
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 2.28%, 9/8/26  1,500 1,500
Ohio, Univ. Hosp. Health System, Series A, VRDN, 3.00%,
9/1/26  2,100 2,100

T. ROWE PRICE Maryland Municipal Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.05%, 9/1/26  100 100
Total Variable Rate Demand Notes (Cost $57,070) 57,070
Total Investments in Securities
 103.7% of Net Assets (Cost $117,374) $ 117,374
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $29,130 and represents 25.7% of net assets.
(2) Interest subject to alternative minimum tax.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HEFA Health & Educational Facility Authority
HHEFA Health & Higher Educational Facility Authority
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Municipal Money Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $117,374) $ 117,374
Interest receivable 659
Receivable for shares sold 174
Cash 28
Due from affiliates 3
Other assets 30
Total assets 118,268
Liabilities
Payable for investment securities purchased 4,900
Payable for shares redeemed 101
Investment management fees payable 18
Other liabilities 63
Total liabilities 5,082
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 113,186
Net Assets Consist of:
Total distributable earnings (loss) $ 62
Paid-in capital applicable to 113,082,385 shares of $0.0001
par value capital stock outstanding; 2,000,000,000
shares of the Corporation authorized 113,124
NET ASSETS $ 113,186
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $39,446; Shares outstanding: 39,409,744) $ 1.00
I Class
(Net assets: $73,740; Shares outstanding: 73,672,641) $ 1.00

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 1,313
Expenses
Investment management 103
Shareholder servicing
Investor Class $ 32
I Class 7 39
Prospectus and shareholder reports
Investor Class 3
I Class 2 5
Custody and accounting 97
Registration 24
Legal and audit 16
Proxy and annual meeting 12
Miscellaneous 7
Waived / paid by Price Associates (144)
Total expenses 159
Net investment income 1,154
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,154

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,154 $ 2,425
Increase in net assets from operations 1,154 2,425
Distributions to shareholders
Net earnings
Investor Class (313) (572)
I Class (841) (1,830)
Decrease in net assets from distributions (1,154) (2,402)
Capital share transactions
*
Shares sold
Investor Class 20,996 27,285
I Class 13,265 30,256
Distributions reinvested
Investor Class 308 563
I Class 806 1,765
Shares redeemed
Investor Class (8,737) (21,690)
I Class (18,047) (35,570)
Increase in net assets from capital share
transactions 8,591 2,609
Net Assets
Increase during period 8,591 2,632
Beginning of period 104,595 101,963
End of period $ 113,186 $ 104,595
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Maryland Municipal Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Municipal
Money Fund (the fund), formerly the T. Rowe Price Maryland Tax-Free Money
Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares: the Maryland Municipal Money Fund (Investor Class) and the Maryland
Municipal Money Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to

T. ROWE PRICE Maryland Municipal Money Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Municipal Money Fund

NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the

T. ROWE PRICE Maryland Municipal Money Fund

use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On August 31, 2026, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Maryland Municipal Money Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$5,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $117,374,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The

T. ROWE PRICE Maryland Municipal Money Fund

I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $807,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended August 31, 2026, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $60,000 for
Investor
Class I Class
Expense limitation/I Class Limit 0.41% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(44) $(100)

T. ROWE PRICE Maryland Municipal Money Fund

Price Associates and $27,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $3,883,000 and $0, respectively, with net realized gain of $0 for the six months ended August 31,
2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Maryland Municipal Money Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Municipal Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Maryland Municipal Money Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for certain performance periods and, where applicable, the fund’s total returns ranked in the 4
th
quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Money Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Money Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were not sufficient funds in the Expense Group to rank in quintiles. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked first out of four funds (Expense Group), the actual management fee rate ranked first out of four funds (Expense Group) and in the first quintile (Expense Universe), and the fund’s total expenses ranked fourth out of four funds (Expense Group) and in the fourth quintile (Expense Universe).
The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked first out of four funds (Expense Group), the actual management fee rate ranked first out of four funds (Expense Group) and in the first quintile (Expense Universe), and the fund’s total expenses ranked second out of four funds (Expense Group) and in the second quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Money Fund

the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F138-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026